Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Dividends declared (in dollars per share)	$ 0.92	$ 0.92	$ 0.92
Number of shares issued			105,750
Issuance of shares, market value over par (in dollars per share)			$ 23.50